RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended							3 Months Ended		12 Months Ended
	Jul. 26, 2016 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Jul. 25, 2014 shares	May 30, 2014 USD ($)	May 30, 2014 HKD	Sep. 23, 2013 USD ($) shares	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2016 CNY (¥)	Nov. 27, 2015 USD ($)	Apr. 25, 2015 USD ($)	Apr. 25, 2015 CNY (¥)	Jul. 31, 2014 USD ($)	Apr. 10, 2014	Sep. 15, 2013
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares							250,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned							$ 250,000
Business Acquisition Percentage Of Issued And Outstanding Shares				51.40%
Costs in Excess of Billings								$ 1,506,659		$ 853,787		$ 2,033,840					$ 7,863,873
Contract Receivable								952,240		143,135		5,523,616					11,710,958
Due from Related Parties, Current								70,708		0		611,879					638,926
Due to Related Parties, Current										0		18,934					18,934
Rent Expense								83,132	¥ 555,360
Zhou Deng Rong [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage																		70.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				8,191,260
Business Acquisition, Percentage of Voting Interests Acquired				3.00%
Zhou Jian [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				264,850,740
Business Acquisition, Percentage of Voting Interests Acquired				97.00%
Sanhe Dong Yi Glass Machine Company Limited [Member]
Prepaid Rent										3,965			¥ 12,000
Payments to Acquire Furniture and Fixtures		$ 1,487	¥ 9,000
Short-term Debt										0		0					160,865
Kelitai Air Powered Machinery Co Ltd [Member]
Short-term Debt															$ 507,917	¥ 3,150,000
Short-term Debt, Percentage Bearing Fixed Interest Rate															5.00%	5.00%
Kelitai Air Powered Machinery Co Ltd [Member] | Loan Agreement [Member]
Due from Related Parties, Current										0		32,208
Kelitai Air Powered Machinery Co Ltd [Member] | Construction Loans [Member]
Construction Revenue										811,197
Contract Revenue Cost										730,141
Due from Related Parties, Current								70,708		0		579,671
Xiangtian Keliitai [Member]
Due from Related Parties, Current														$ 15,209
Directors [Member]
Due to Related Parties, Noncurrent								415,084		414,876		417,770					430,928
Lucksky Hong Kong Shares Limited [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage																			41.00%
Luck Sky Hong Kong Aerodynamic Electricity Limited [Member]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%	100.00%
Business Combination, Consideration Transferred, Total					$ 1,289.98	HKD 10,000.00
Costs in Excess of Billings										8,705,527
Contract Receivable										7,752,526
Construction Revenue										8,705,527
Contract Revenue Cost												7,752,526
Accrued Rent, Current								$ 20,498		0
Luck Sky Hong Kong Aerodynamic Electricity Limited [Member] | 3MW PV panel installations [Member]
Contract Receivable	$ 523,914
Contract Revenue Cost	661,857
Luck Sky Hong Kong Aerodynamic Electricity Limited [Member] | 4MW PV panel installations [Member]
Contract Receivable	299,379
Contract Revenue Cost	$ 17,538
Sanhe Keilitai [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage								95.00%
Office And Factory [Member]
Rental Income, Nonoperating								$ 113,492	697,248	105,053	¥ 697,248
Office And Factory [Member] | Sanhe Dong Yi Glass Machine Company Limited [Member]
Payments for Rent | ¥									1,306,500		1,306,500
Accrued Rent, Current								241,105		280,304		$ 262,996					$ 52,542
Dormitory [Member]
Rental Income, Nonoperating								$ 21,095	¥ 129,600	19,527	129,600
Agricultural Land [Member]
Payments for Rent										$ 5,200	¥ 34,510